Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2022
Classes Of Employee Benefits Expense [Abstract]
Employee benefit expenses
2022 2021
Wages and salaries $ 278,980 $ 236,181
Statutory and company benefits 52,247 43,870
Expenses related to defined benefit plans [note 26] 5,656 5,350
Expenses related to defined contribution plans [note 26] 15,189 12,939
Equity-settled share-based compensation [note 25] 6,859 7,837
Cash-settled share-based compensation [note 25] 24,369 41,839
Total $ 383,300 $ 348,016